Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 26, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024
Oberweis China Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	OBCHX
Oberweis China Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	OCHIX